Offsetting Assets and Liabilities (Tables)	9 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities
The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheets regarding derivative assets and liabilities as of March 31, 2023 and December 31, 2023 are as follows.
March 31, 2023

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets *		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥72,398	¥(22,052)	¥50,346	¥0	¥(4,973)	¥45,373

Total assets	¥72,398	¥(22,052)	¥50,346	¥0	¥(4,973)	¥45,373

Derivative liabilities	¥71,366	¥(22,052)	¥49,314	¥(1,786)	¥(509)	¥47,019

Total liabilities	¥71,366	¥(22,052)	¥49,314	¥(1,786)	¥(509)	¥47,019

December 31, 2023
	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets *		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥76,188	¥(39,061)	¥37,127	¥0	¥(3,085)	¥34,042

Total assets	¥76,188	¥(39,061)	¥37,127	¥0	¥(3,085)	¥34,042

Derivative liabilities	¥70,233	¥(39,061)	¥31,172	¥(793)	¥(4,340)	¥26,039

Total liabilities	¥70,233	¥(39,061)	¥31,172	¥(793)	¥(4,340)	¥26,039

*	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.